Note 4 - Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note 4 - Investment Securities

The amortized cost, unrealized gains and losses, and estimated fair value of securities available-for-sale at June 30, 2011 and December 31, 2010 are as follows:

Amortized Cost and Fair Value of Investment Portfolio

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

June 30, 2011
Securities available-for-sale:
U.S. Government agencies	$15,524	$50	$-	$15,574
Residential mortgage-backed securities	59,819	797	(137)	60,479
Collateralized agency mortgage obligations	54,440	278	(479)	54,239
Municipal securities	15,512	533	(3)	16,042
Corporate and other securities	500	-	(100)	400
Total investment securities	$145,795	$1,658	$(719)	$146,734

December 31, 2010
Securities available-for-sale:
U.S. Government agencies	$13,075	$181	$(96)	$13,160
Residential mortgage-backed securities	52,342	495	(438)	52,399
Collateralized agency mortgage obligations	60,711	111	(2,103)	58,719
Municipal securities	13,771	183	(146)	13,808
Corporate and other securities	2,675	5	(176)	2,504
Total investment securities	$142,574	$975	$(2,959)	$140,590

The amortized cost and fair values of securities available-for-sale at June 30, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. All of the Company’s residential mortgage-backed securities are backed by an agency of the U.S. government. The Company did not own any commercial mortgage-backed securities as of June 30, 2011 or December 31, 2010.

Maturities of Investment Portfolio

	June 30, 2011
	Amortized	Fair
	Cost	Value

U.S. Government agencies
Due one year or less	$14,999	$15,000
Due after five years through ten years	525	574
Residential mortgage-backed securities
Due after five years through ten years	1,225	1,255
Due after ten years	58,594	59,224
Collateralized agency mortgage obligations
Due after ten years	54,440	54,239
Municipal securities
Due after ten years	15,512	16,042
Corporate and other securities
Due after five years through ten years	500	400
Due after ten years	-	-
Total investment securites	$145,795	$146,734

Management periodically evaluates each investment security for other than temporary impairment, relying primarily on industry analyst reports, observation of market conditions and interest rate fluctuations. The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, for investment securities with unrealized losses at June 30, 2011 and December 31, 2010. The unrealized losses relate to debt securities that have incurred fair value reductions due to market volatility and uncertainty since the securities were purchased. Management believes that the unrealized losses are more likely than not to reverse as confidence returns to investment markets. Since none of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption obligations, and it is more likely than not that the Company will not have to sell the investments before recovery of their amortized cost basis, none of the securities are deemed to be other than temporarily impaired. One corporate debt security has been in a loss position for twelve months or more at June 30, 2011. At December 31, 2010, two corporate debt securities were in a loss position for twelve months or more.

Investment Portfolio Gross Unrealized Losses and Fair Value

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

June 30, 2011
Securities available-for-sale:
Residential Mortgage-backed securities	$17,491	$(137)	$-	$-	$17,491	$(137)
Collateralized mortgage obligations	24,519	(479)	-	-	24,519	(479)
Municipal securities	509	(3)	-	-	509	(3)
Corporate and other securities	-	-	400	(100)	400	(100)

Total temporarily impaired
securities	$42,519	$(619)	$400	$(100)	$42,919	$(719)

December 31, 2010
Securities available-for-sale:
U.S. Government agencies	$9,904	$(96)	$-	$-	$9,904	$(96)
Residential Mortgage-backed securities	37,052	(438)	-	-	37,052	(438)
Collateralized mortgage obligations	53,232	(2,103)	-	-	53,232	(2,103)
Municipal securities	6,215	(146)	-	-	6,215	(146)
Corporate and other securities	-	-	1,475	(176)	1,475	(176)

Total temporarily impaired
securities	$106,403	$(2,783)	$1,475	$(176)	$107,878	$(2,959)

Securities with a fair value of $4.2 million and $4.2 million at June 30, 2011 and December 31, 2010, respectively, were pledged to secure an interest rate swap and securities sold under agreements to repurchase. During the six months ended June 30, 2011, the Company sold $24.3 million of securities available-for-sale, resulting in a gross gain of $0.02 million. Securities available-for-sale with a book value of $5.2 million were sold in the six months ended June 30, 2010 resulting in a gross gain of $0.02 million.

The aggregate cost of the Company’s cost method investments totaled $2.0 million at June 30, 2011 and $2.3 million at December 31, 2010. Cost method investments at June 30, 2011 included $1.9 million in Federal Home Loan Bank (“FHLB”) stock and $0.1 million of other investments which are included in other assets. All cost method investments were evaluated for impairment as of June 30, 2011 and December 31, 2010. The following factors have been considered in determining the carrying amount of FHLB stock: 1) management’s current belief that the Company has sufficient liquidity to meet all operational needs in the foreseeable future and would not need to dispose of the stock below recorded amounts, 2) management’s belief that the FHLB has the ability to absorb economic losses given the expectation that the FHLB has a high degree of government support and 3) redemptions and purchases of the stock are at the discretion of the FHLB. At June 30, 2011 and December 31, 2010, the Company estimated that the fair values of cost method investments equaled or exceeded the cost of each of these investments, and, therefore, the investments were not impaired.

NOTE C – INVESTMENTS

The amortized cost and fair value of investment securities available-for-sale, with gross unrealized gains and losses, at December 31 follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2010
U.S. Government agencies	$13,075	$181	$(96)	$13,160
Residential mortgage-backed securities	52,342	495	(438)	52,399
Collateralized agency mortgage obligations	60,711	111	(2,103)	58,719
Municipal securities	13,771	183	(146)	13,808
Corporate and other securities	2,675	5	(176)	2,504
Total investment securities	$142,574	$975	$(2,959)	$140,590

2009
U.S. Government agencies	$5,586	$189	$(16)	$5,759
Residential mortgage-backed securities	16,444	396	(67)	16,773
Collateralized agency mortgage obligations	3,232	12	(23)	3,221
Municipal securities	13,641	448	(205)	13,884
Corporate and other securities	3,182	14	(266)	2,930
Total investment securities	$42,085	$1,059	$(577)	$42,567

All of the mortgage-backed securities held by Park Sterling are backed by an agency of the U.S. government.

Investment securities with a fair market value of $4.2 million and $5.2 million were pledged to secure repurchase agreements and the interest rate swap at December 31, 2010 and 2009, respectively.

The amortized cost and fair value of investment securities available-for-sale at December 31 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2010		2009
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due after one year through five years	$12,548	$12,590	$5,055	$5,219
Due after five years through ten years	17,325	17,126	1,685	1,606
Due after ten years	112,701	110,874	35,345	35,742
Total investment securities	$142,574	$140,590	$42,085	$42,567

Sales of investment securities available-for-sale for the years ended December 31 are as follows:

	2010	2009	2008
Proceeds from sales	$2,155	$11,490	$-
Gross realized gains	50	349	-
Gross realized losses	(31)	-	-

On a quarterly basis, management evaluates its investments for other than temporary impairment, relying primarily on industry analyst reports, observation of market conditions and interest rate fluctuations. The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position for securities with unrealized losses at December 31, 2010 and 2009. Since none of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption obligations, and it is more likely than not that the Company will not have to sell the investments before recovery of their amortized cost basis, none of the securities are deemed to be other than temporarily impaired. At December 31, 2010, two corporate debt securities have been in a loss position for twelve months or more.

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
2010
U.S. Government agencies	$9,904	$(96)	$-	$-	$9,904	$(96)
Mortgage-backed securities	37,052	(438)	-	-	37,052	(438)
Collateralized mortgage obligations	53,232	(2,103)	-	-	53,232	(2,103)
Municipal securities	6,215	(146)	-	-	6,215	(146)
Corporate and other securities	-	-	1,475	(176)	1,475	(176)
Total temporarily impaired securities	$106,403	$(2,783)	$1,475	$(176)	$107,878	$(2,959)

2009
U.S. Government agencies	$984	$(16)	$-	$-	$984	$(16)
Mortgage-backed securities	5,442	(67)	-	-	5,442	(67)
Collateralized mortgage obligations	2,555	(23)	-	-	2,555	(23)
Municipal securities	2,723	(22)	3,289	(183)	6,012	(205)
Corporate and other securities	400	(100)	2,016	(166)	2,416	(266)
Total temporarily impaired securities	$12,104	$(228)	$5,305	$(349)	$17,409	$(577)

At December 31, 2010 and 2009, the Company had investments, carried at cost, totaling $2.3 million and $2.4 million which include $1.8 million and $1.9 million of FHLB stock. These investments were evaluated for impairment as of December 31, 2010 and management believes the fair value of these investments exceeded the cost. During 2009, the Company recognized an impairment loss related to the investments in Silverton Bank subordinated debt and Silverton Bank common stock, equivalent to 100% of the cost of the investments, in the amount of $500 thousand and $198 thousand, respectively.